DISCONTINUED OPERATIONS (Details 1) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and balances at central bank		$ 18,165,644	$ 20,460,245	$ 18,805,577	$ 13,466,783
Financial assets investments		16,377,253	13,060,653
Loans and advances to customers		152,244,991	145,125,575
Allowance for loan and lease losses		(8,223,103)	(6,621,911)	(5,248,755)	$ (4,789,257)
Premises and equipment		3,127,405	3,115,697	3,052,266
Tax receivables	[1]	291,235	480,255
Deferred tax		148,614	222,862
Other assets		2,479,037	2,750,883
Total Assets		203,908,211	196,261,044
Liabilities
Deposits from customers		131,959,215	124,624,011
Borrowings from other financial institutions		13,822,152	18,905,843
Debt securities in issue		19,648,714	18,704,809
Currrent Tax		161,966	124,802
Deferred tax liabilities		1,440,198	1,325,354
Other liabilities		5,796,482	5,288,155
Total liabilities		179,478,661	173,784,064
Net assets classified as held for sale		$ 212,487	$ 133,050
Discontinued operations [member]
Assets
Cash and balances at central bank				207,963
Financial assets investments				31,265
Loans and advances to customers				1,831,773
Allowance for loan and lease losses				(351,375)
Intangible assets				2,267
Premises and equipment				5,746
Prepayments				724
Tax receivables				11,152
Deferred tax				32,726
Other assets				48,738
Total Assets				1,820,979
Liabilities
Deposits from customers	[2]			1,266,305
Borrowings from other financial institutions				378
Debt securities in issue				150,032
Currrent Tax				1,535
Deferred tax liabilities				28,503
Other liabilities				158,380
Total liabilities				1,605,133
Net assets classified as held for sale				$ 215,846

[1]	As of December 31, 2017 corresponds to conciliatory items on correspondent banks and mortgage-backed securities' interest; for December 2016, mainly comprised of insurance claims and cash short and over.
[2]	As of December 31, 2015, Tuya was considered as assets held for sale, and the related deposits amounted to COP 1,266,305.